Financial assets at FVTOCI - Changes in gross carrying amount of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 42,922,671
Increase (decrease) in financial assets [abstract]
Ending balance		82,071,637	₩ 42,922,671
Financial assets at fair value through other comprehensive income, category | Gross Carrying Amount
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		42,922,671	36,694,111	₩ 32,145,758
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		43,438,838	31,921,268	24,350,759
Disposal / Repayment		(35,030,082)	(26,868,486)	(20,823,293)
Gain (loss) on valuation		(1,956,928)	224,898	707,739
Amortization based on effective interest method		216,191	134,553	166,401
Changes due to business combinations		32,515,016
Others	[1]	(34,069)	816,327	146,747
Ending balance		82,071,637	42,922,671	36,694,111
Financial assets at fair value through other comprehensive income, category | Stage 1 | Gross Carrying Amount
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		42,922,671	36,694,111	32,145,758
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		43,438,838	31,921,268	24,350,759
Disposal / Repayment		(35,030,082)	(26,868,486)	(20,823,293)
Gain (loss) on valuation		(1,956,928)	224,898	707,739
Amortization based on effective interest method		216,191	134,553	166,401
Changes due to business combinations		32,515,016
Others	[1]	(34,069)	816,327	146,747
Ending balance		82,071,637	42,922,671	36,694,111
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses | Stage 2 | Gross Carrying Amount
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Changes due to business combinations		0
Others	[1]	0	0	0
Ending balance		0	0	0
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses | Stage 3 | Gross Carrying Amount
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Changes due to business combinations		0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.